Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Current income tax expenses	$ 4,559	$ 4,450	$ 53
Deferred income tax benefits	(428)	(382)	(178)
Income tax (benefits)/expenses	$ 4,131	$ 4,068	$ (125)